Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 92.7%

Auto Components — 2.2%
American Axle & Manufacturing Holdings, Inc.*	3,262	25,311
Cooper-Standard Holdings, Inc.*	979	8,583
Gentherm, Inc.*	784	57,285
Tenneco, Inc., Class A*	4,864	89,111

		180,290

Banks — 16.7%
Bancorp, Inc. (The)*	1,389	39,349
Brookline Bancorp, Inc.	3,290	52,049
First Citizens BancShares, Inc., Class A	169	112,401
First Hawaiian, Inc.	2,854	79,597
First Horizon Corp.	5,591	131,328
FNB Corp.	19,051	237,183
Hope Bancorp, Inc.	6,890	110,794
Huntington Bancshares, Inc.	9,440	138,010
Investors Bancorp, Inc.	8,103	120,971
KeyCorp	1,080	24,175
Old National Bancorp	11,680	191,313
Simmons First National Corp., Class A(a)	1,394	36,543
Texas Capital Bancshares, Inc.*	862	49,429
United Bankshares, Inc.	1,540	53,718

		1,376,860

Beverages — 1.1%
Primo Water Corp.	6,271	89,359

Building Products — 2.9%
Builders FirstSource, Inc.*	513	33,077
JELD-WEN Holding, Inc.*	5,825	118,128
Resideo Technologies, Inc.*	3,805	90,662

		241,867

Capital Markets — 0.6%
Janus Henderson Group plc	1,493	52,301

Chemicals — 4.9%
Cabot Corp.	2,207	151,011
Koppers Holdings, Inc.	1,749	48,121
Olin Corp.	3,146	164,485
Trinseo plc	936	44,874

		408,491

Commercial Services & Supplies — 3.1%
Brink’s Co. (The)	2,744	186,576
Harsco Corp.*	1,082	13,244
MillerKnoll, Inc.	1,626	56,210

		256,030

Communications Equipment — 1.0%
ADTRAN, Inc.	1,745	32,190
CommScope Holding Co., Inc.*	6,356	50,088

		82,278

Construction & Engineering — 0.9%
Granite Construction, Inc.	2,378	78,011

Construction Materials — 0.6%
Eagle Materials, Inc.	420	53,877

Containers & Packaging — 10.3%
Berry Global Group, Inc.*	3,669	212,634
Crown Holdings, Inc.	1,448	181,146
Graphic Packaging Holding Co.	16,998	340,634
Greif, Inc., Class A	1,127	73,329
Silgan Holdings, Inc.	880	40,684

		848,427

Diversified Consumer Services — 0.4%
Frontdoor, Inc.*	1,156	34,494

Electric Utilities — 1.9%
Portland General Electric Co.	2,902	160,053

Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc.	744	30,197

Energy Equipment & Services — 1.1%
Patterson-UTI Energy, Inc.	4,501	69,675
TETRA Technologies, Inc.*	6,254	25,704

		95,379

Equity Real Estate Investment Trusts (REITs) — 7.2%
Alexander & Baldwin, Inc.	1,055	24,473
Brixmor Property Group, Inc.	4,994	128,884
Chatham Lodging Trust*	2,717	37,462
DigitalBridge Group, Inc.*	3,687	26,545
Franklin Street Properties Corp.(a)	5,925	34,956
Healthcare Realty Trust, Inc.(a)	3,413	93,783
Kite Realty Group Trust	5,284	120,316
Physicians Realty Trust	3,872	67,907
Rayonier, Inc.	1,579	64,917

		599,243

Gas Utilities — 2.9%
Southwest Gas Holdings, Inc.(a)	1,858	145,432
Spire, Inc.	1,319	94,677

		240,109

Health Care Providers & Services — 3.2%
Ensign Group, Inc. (The)	2,117	190,516
ModivCare, Inc.*	630	72,666

		263,182

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	3,170	71,392

Household Durables — 1.0%
Tri Pointe Homes, Inc.*	4,344	87,237

Household Products — 2.0%
Energizer Holdings, Inc.	3,143	96,688
Reynolds Consumer Products, Inc.	2,321	68,107

		164,795

Insurance — 7.1%
Assured Guaranty Ltd.	910	57,914
CNO Financial Group, Inc.	5,747	144,189
Enstar Group Ltd.*	208	54,387
Horace Mann Educators Corp.	12	505
James River Group Holdings Ltd.	1,155	28,565

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kemper Corp.	3,041	171,936
White Mountains Insurance Group Ltd.	115	130,678

		588,174

IT Services — 0.8%
Maximus, Inc.	920	68,925

Machinery — 1.8%
Enerpac Tool Group Corp.	601	13,155
Hyster-Yale Materials Handling, Inc.(a)	209	6,955
Kennametal, Inc.	1,303	37,265
Terex Corp.	2,616	93,277

		150,652

Marine — 1.2%
Matson, Inc.	800	96,469

Media — 0.6%
TEGNA, Inc.	2,109	47,236

Metals & Mining — 0.2%
Commercial Metals Co.	340	14,149

Multi-Utilities — 1.8%
Black Hills Corp.	1,250	96,276
NorthWestern Corp.(a)	887	53,655

		149,931

Oil, Gas & Consumable Fuels — 4.7%
Devon Energy Corp.	4,688	277,229
PBF Energy, Inc., Class A*	687	16,744
Range Resources Corp.*	3,291	99,988

		393,961

Paper & Forest Products — 0.2%
Glatfelter Corp.	1,580	19,564

Professional Services — 1.2%
Science Applications International Corp.	1,117	102,956

Software — 3.0%
Cognyte Software Ltd. (Israel)*	657	7,436
Dolby Laboratories, Inc., Class A	1,068	83,504
NCR Corp.*	3,216	129,255
Verint Systems, Inc.*	591	30,563

		250,758

Specialty Retail — 0.1%
Designer Brands, Inc., Class A*	688	9,294

Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.	608	55,039
Hanesbrands, Inc.	4,311	64,185

		119,224

Thrifts & Mortgage Finance — 0.6%
Radian Group, Inc.	2,386	52,985

Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	849	87,202
Beacon Roofing Supply, Inc.*(a)	1,643	97,396
MRC Global, Inc.*	3,571	42,526

		227,124

TOTAL COMMON STOCKS (Cost $5,664,571)		7,705,274

SHORT-TERM INVESTMENTS — 7.9%
INVESTMENT COMPANIES — 7.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(b)(c)(Cost $593,993)	593,906	594,025

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(b)(c)	54,973	54,930
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(b)(c)	6,712	6,712

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $61,639)		61,642

TOTAL SHORT-TERM INVESTMENTS (Cost $655,632)		655,667

Total Investments — 100.6% (Cost $6,320,203)		8,360,941
Liabilities in Excess of Other Assets — (0.6)%		(49,753)

Net Assets — 100.0%		8,311,188

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $60,049.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$8,360,941	$–	$–	$8,360,941

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(a)(b)	$25,651	$2,300,890	$1,732,454	$(93)	$31	$594,025	593,906	$145	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(a)(b)	108,966	307,000	361,000	(48)	12	54,930	54,973	50	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	13,210	185,485	191,983	—	—	6,712	6,712	3	—

Total	$147,827	$2,793,375	$2,285,437	$(141)	$43	$655,667		$198	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.